UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS Strategic Income Fund

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

Two International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 10/31

Date of reporting period: 7/1/05-6/30/06

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02743
Reporting Period: 07/01/2005 - 06/30/2006
DWS Strategic Income Fund

======================== A   DWS STRATEGIC INCOME FUND =========================

GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R106
Meeting Date: NOV 17, 2005   Meeting Type: Annual
Record Date:  OCT 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Nathaniel Mass             For       For        Management
5     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management

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GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 17, 2005   Meeting Type: Annual
Record Date:  OCT 7, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Michael Y. McGovern        For       For        Management
4     Elect Director Nathaniel Mass             For       For        Management
5     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AH3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AJ9
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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IMPSAT FIBER NETWORKS, INC.

Ticker:       IMFN           Security ID:  45321T202
Meeting Date: JUN 9, 2006    Meeting Type: Annual
Record Date:  MAR 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ted Doster, IV             For       For        Management
1.2   Elect Director James Bolin                For       For        Management
1.3   Elect Director Ignacio Troncoso           For       For        Management
2     Ratify Auditors                           For       For        Management

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ION MEDIA NETWORKS INC

Ticker:       ION            Security ID:  704231604
Meeting Date: JUN 23, 2006   Meeting Type: Annual
Record Date:  APR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Frederick M. R. Smith      For       For        Management
2     Change Company Name                       For       For        Management
3     Increase Authorized Common Stock          For       For        Management
4     Approve Omnibus Stock Plan                For       Against    Management
5     Ratify Auditors                           For       For        Management

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TRAVEL CENTERS AMERICA INC.

Ticker:       TRAVW          Security ID:  894172113
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE PROPOSED AMENDMENTS                   For       Did Not    Management
                                                          Vote

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS Strategic Income Fund

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/22/06

* Print the name and title of each signing officer under his or her signature.